COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
11. COMMITMENTS AND CONTINGENCIES

 The Company may become a party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company's management that the outcome of any claim which might be pending or threatened, either individually or on a combined basis, will not have a materially adverse effect on the financial position of the Company, but could materially affect the Company's results of operations in a given year.

No claims have been filed against the Company for the nine months ended September 30, 2016 or the fiscal year 2015, and the Company has not been a party to any legal proceedings for the nine months ended September 30, 2016 or the fiscal year 2015.